Equity (Tables)	6 Months Ended
Jun. 30, 2022
Stockholders' Equity Note [Abstract]
Schedule of stock-based compensation expenses
	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
	U.S $ in thousands		U.S $ in thousands
Cost of revenues	$1,080	$788	$1,980	$1,422
Research and development, net	1,606	1,870	3,392	3,294
Selling, general and administrative	6,145	5,319	11,992	10,466
Total stock-based compensation expenses	$8,831	$7,977	$17,364	$15,182

Schedule of stock option activity
	Number of Options	Weighted Average Exercise Price
Options outstanding as of January 1, 2021	1,732,368	28.85
Granted	-	-
Exercised	(21,240)	11.58
Forfeited	(22,793)	23.06
Options outstanding as of June 30, 2022	1,688,335	29.15
Options exercisable as of June 30, 2022	1,374,113	32.04

Schedule of RSUs and PSUs activity
	Number of RSUs and PSUs	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2022	3,082,798	26.36
Granted	1,741,710	22.43
Vested	(1,030,907)	25.04
Forfeited	(248,657)	24.56
Unvested as of June 30, 2022	3,544,944	24.94

Schedule of accumulated other comprehensive income (loss)
	Six Months Ended June 30, 2022
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	U.S. $ in thousands

Balance as of January 1, 2022	$1,572	$(10,343)	$(8,771)
Other comprehensive income (loss) before reclassifications	(1,049)	(3,491)	(4,540)
Amounts reclassified from accumulated other comprehensive loss	(43)	-	(43)
Other comprehensive loss	(1,092)	(3,491)	(4,583)
Balance as of June 30, 2022	$480	$(13,834)	$(13,354)

	Six Months Ended June 30, 2021
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	U.S. $ in thousands

Balance as of January 1, 2021	$(1,673)	$(7,173)	$(8,846)
Other comprehensive income before reclassifications	1,710	142	1,852
Amounts reclassified from accumulated other comprehensive loss	291	-	291
Other comprehensive income	2,001	142	2,143
Balance as of June 30, 2021	$328	$(7,031)	$(6,703)